Intangible Assets and Goodwill, Net (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets and Goodwill, Net [Abstract]
Schedule of Intangible Assets and Related Accumulated Amortization	The movement of intangible assets and related accumulated amortization as of December 31, 2021, 2022 and 2023 is as follows:
In thousands of soles	Goodwill (iii)	Trade-marks (iv)	Concession (v)	Contractual relations with clients	Software	Costs of development of wells (vi)	Land use rights	Other assets (vii)	Total
Cost
Balance at January 1, 2021	95,466	100,512	690,545	77,542	63,871	596,499	13,288	120,645	1,758,368
Additions	-	-	6,185	-	10,312	45,518	-	5,726	67,741
Capitalization of interest expenses	-	-	-	-	-	-	-	609	609
Disposal	-	-	(1,921)	-	(11,014)	(313,110)	-	-	(326,045)
Subsidiary deconsolidation	-	-	-	-	(17,646)	-	-	-	(17,646)
Translations adjustments	(1,866)	(4,984)	-	(3,387)	(284)	-	-	-	(10,521)
At December 31, 2021	93,600	95,528	694,809	74,155	45,239	328,907	13,288	126,980	1,472,506
Balance at January 1, 2022	93,600	95,528	694,809	74,155	45,239	328,907	13,288	126,980	1,472,506
Additions	-	-	6,973	-	10,207	144,887	-	3,090	165,157
Disposal	-	-	-	(111)	(3,554)	-	-	-	(3,665)
Reclassifications	-	-	(15,596)	-	-	-	-	(13,504)	(29,100)
Transfers	-	-	367	-	76	-	-	7	450
Translations adjustments	(7,603)	(8,279)	-	(2,525)	(479)	-	-	-	(18,886)
At December 31, 2022	85,997	87,249	686,553	71,519	51,489	473,794	13,288	116,573	1,586,462
Balance at January 1, 2023	85,997	87,249	686,553	71,519	51,489	473,794	13,288	116,573	1,586,462
Additions	-	-	6,868	-	5,901	105,569	-	1,662	120,000
Disposal	-	-	-	(4,832)	(6,785)	(38,347)	-	(2,922)	(52,886)
Transfers	-	-	-	-	(3)	143	-	-	140
Reclassifications	-	-	(13,731)	-	3,059	1,692	-	(27,355)	(36,335)
Translations adjustments	6,417	2,437	-	(289)	155	-	-	-	8,720
At December 31, 2023	92,414	89,686	679,690	66,398	53,816	542,851	13,288	87,958	1,626,101

In thousands of soles	Goodwill (iii)	Trade-marks (iv)	Concession (v)	Contractual relations with clients	Software	Costs of development of wells (vi)	Land use rights	Other assets (vii)	Total
Accumulated amortization and impairment
Balance at January 1, 2021	(36,520)	(22,091)	(318,748)	(77,019)	(47,276)	(401,498)	(2,468)	(60,758)	(966,378)
Amortization	-	-	(54,304)	-	(7,269)	(40,501)	-	(4,438)	(106,512)
Disposal	-	-	1,059	-	9,189	313,108	-	-	323,356
Subsidiary deconsolidation	-	-	-	-	16,895	-	-	-	16,895
Translations adjustments	-	-	-	3,361	163	-	-	-	3,524
At December 31, 2021	(36,520)	(22,091)	(371,993)	(73,658)	(28,298)	(128,891)	(2,468)	(65,196)	(729,115)
Balance at January 1, 2022	(36,520)	(22,091)	(371,993)	(73,658)	(28,298)	(128,891)	(2,468)	(65,196)	(729,115)
Amortization	-	-	(55,096)	-	(3,619)	(37,672)	-	(5,648)	(102,035)
Disposal	-	-	-	-	2,852	-	-	-	2,852
Reclassifications	-	-	15,596	-	-	-	-	13,504	29,100
Transfers	-	-	(272)	-	-	-	-	-	(272)
Impairment loss	-	(2,530)	-	-	-	-	-	-	(2,530)
Translations adjustments	-	-	-	2,422	452	-	-	-	2,874
At December 31, 2022	(36,520)	(24,621)	(411,765)	(71,236)	(28,613)	(166,563)	(2,468)	(57,340)	(799,126)
Balance at January 1, 2023	(36,520)	(24,621)	(411,765)	(71,236)	(28,613)	(166,563)	(2,468)	(57,340)	(799,126)
Amortization	-	-	(56,102)	-	(3,503)	(95,376)	-	(5,898)	(160,879)
Disposal	-	-	-	4,712	6,785	38,347	-	-	49,844
Reclassifications	-	-	13,540	-	(2,203)	(2,061)	-	27,059	36,335
Translations adjustments	-	-	-	335	(154)	-	-	-	181
At December 31, 2023	(36,520)	(24,621)	(454,327)	(66,189)	(27,688)	(225,653)	(2,468)	(36,179)	(873,645)
Carrying amounts
At January 1, 2021	58,946	78,421	371,797	523	16,595	195,001	10,820	59,887	791,990
At December 31, 2021	57,080	73,437	322,816	497	16,941	200,016	10,820	61,784	743,391
At December 31, 2022	49,477	62,628	274,788	283	22,876	307,231	10,820	59,233	787,336
At December 31, 2023	55,894	65,065	225,363	209	26,128	317,198	10,820	51,779	752,456

(iii)	Corporation’s Management reviews the performance of its businesses based on the economic activity performed. As of December 31, the goodwill of cash generating units (CGUs) is distributed as follows:
(iv)	As of December 31, 2023, this item includes the trademarks acquired in the business combination processes with Vial y Vives S.A.C. for S/ 39.8 million (S/ 42million as of December 31, 2022) and Morelco S.A.S. for S/ 25.2 million (S/ 20.6 million as of December 31, 2022). Management determined that the Vial y Vives and Morelco trademarks have indefinite useful lives, consequently, these intangible assets are tested annually for impairment using the methodology of saving in the payment of license fees or royalties.
(v)	As of December 31, it mainly comprises the intangible assets of the subsidiary Red Vial 5 S.A. and is made up of:
(vi)	The Company, through one of its subsidiaries, Unna Energia S.A., operated, developed and produced hydrocarbons from two oil fields under extraction services contracts entered into with the State, which have now expired. The contract for Lot I ended on December 26, 2021 and for Lot V on October 7, 2023. Unna Energia is currently preparing the Termination Abandonment Plan for both contracts. Both Abandonment Plans are expected to be approved this year and have been awarded to two specialist consulting firms. The provisions recorded for the performance of the Studies and the execution of all the corresponding work have been estimated by Unna Energia and duly recorded in the accounts in previous years. These provisions amount to S/ 32,541 thousand soles and S/ 5,829 thousand soles, respectively.

On December 10, 2014, the Peruvian Government granted the Company the right to exploit Oil Lots III and IV for 30 years through two independent License Contracts. The total committed investment is estimated at US$ 435 million and corresponds to the drilling of 230 wells in Lot III and 330 wells in Lot IV under their Minimum Work Programs (10 annual campaigns for 23 and 33 development wells, respectively). Drilling work commenced in November 2016 in Lot IV and in Lot III the first drilling campaign started in June 2022.

The wells are amortized based on the estimated reserves until the end of the term of the contracts signed with Perupetro S.A. For Lot V, the wells are amortized based on the useful lives determined over the remaining terms.

(vii)	Mainly corresponds to investments committed in the subsidiary Unna Energia S.A. through its consortium Terminales del Peru and executed its investment commitments contained in the Operation Contracts of the Central and North Terminals signed with Petroleos del Peru S.A. (Petroperu), owner of the assets. At the end of the contract term, Unna Energia S.A. will transfer the facilities and assets resulting from the execution of the investment commitment to the contracting party at zero value.

Schedule of Amortization of Intangibles	Amortization of intangibles is broken down in the consolidated statements of profit or loss as follows:
In thousands of soles	Note	2021	2022	2023
Cost of sales		98,977	98,529	157,132
Administrative expenses		6,243	3,506	3,747
Sub total	25	105,220	102,035	160,879
(+) Amortization discontinued operations		1,292	-	-
		106,512	102,035	160,879

Schedule of Goodwill of Cash Generating Units	As of December 31, the goodwill of cash generating units (CGUs) is distributed as follows:
In thousands of soles	2021	2022	2023
Engineering and construction	36,344	28,741	35,158
Electromechanical	20,736	20,736	20,736
	57,080	49,477	55,894

Schedule of Main Assumptions Used by the Corporation to Determine the Recoverable Value	The main assumptions used by the Corporation to determine the recoverable value are the following:
	Engineering
	and	Electro-
In percentage	construction	mechanical
2021
Gross margin	11.10%	9.04%
Terminal growth rate	3.30%	2.00%
Discount rate	11.97%	13.28%
2022
Gross margin	9.23%	8.13%
Terminal growth rate	3.80%	2.00%
Discount rate	17.66%	14.89%
2023
Gross margin	9.27%	8.75%
Terminal growth rate	3.25%	2.00%
Discount rate	15.31%	14.06%
	Engineering and construction
In percentage	Morelco S.A.S.	Vial y Vives - DSD
2021
Average revenue growth rate	23.16%	5.00%
Terminal growth rate	3.30%	3.00%
Discount rate	11.97%	17.60%
2022
Average revenue growth rate	43.19%	9.03%
Terminal growth rate	3.80%	3.00%
Discount rate	17.66%	15.82%
2023
Average revenue growth rate	36.00%	24.10%
Terminal growth rate	3.25%	3.00%
Discount rate	16.31%	15.80%

Schedule of Intangible Assets of the Subsidiary Red Vial	As of December 31, it mainly comprises the intangible assets of the subsidiary Red Vial 5 S.A. and is made up of:
In thousands of soles	2021	2022	2023
Capitalization of second roadway	240,279	200,233	160,185
EPC Contract	46,719	38,933	31,146
Implementation for road safety	10,179	11,526	13,186
Road improvement	11,795	10,997	10,096
Disbursements for land acquisition	4,883	4,836	3,869
Construction of the second tranche of the “Ancon-Huacho-Pativilca” highway	2,919	2,394	1,916
Other intangible assets contracted for the delivery process	5,118	4,823	4,309
Total Red Vial 5 S.A.	321,892	273,742	224,707
Other concession	924	1,046	656
	322,816	274,788	225,363